UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06457

Nuveen Premier Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Opportunity Fund, Inc. (NIF)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.7% (0.5% of Total Investments)
$ 2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 (Pre-refunded	8/15 at 100.00	AA+ (4)	$ 2,329,558
	8/01/15) – AMBAC Insured
	Alaska – 0.4% (0.3% of Total Investments)
1,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	1,289,910
	Series 2006A, 5.000%, 6/01/32
	Arizona – 4.7% (3.2% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB–	1,517,597
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	2,270,560
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,803,373
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 –	No Opt. Call	AA	6,093,200
	FGIC Insured
12,830	Total Arizona			14,684,730
	Arkansas – 1.4% (0.9% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,315,832
	5/15/23 – AMBAC Insured
	California – 23.1% (15.8% of Total Investments)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	11,090
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,083,377
	Series 2005AC, 5.000%, 12/01/26 – NPFG Insured (UB)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	8/22 at 100.00	AA	2,173,480
	Hospital, Series 2012A, 5.000%, 8/15/51
2,085	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	2,288,392
	Series 2012A, 5.000%, 4/01/42
1,890	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 34.89	A+	659,686
	2002B, 0.000%, 8/01/30 – FGIC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A,	No Opt. Call	AA+ (4)	3,478,397
	0.000%, 8/01/25 – FGIC Insured (ETM)
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	10/14 at 100.00	AA–	1,085,631
	School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,030	4.500%, 6/01/27	6/17 at 100.00	BB–	2,600,831
1,065	5.000%, 6/01/33	6/17 at 100.00	BB–	855,003
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	763,612
	11/01/23 – AGM Insured
2,810	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	3,509,887
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	BBB	6,237,650
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
8,005	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	10,685,313
	Series 1990B, 7.500%, 8/01/23 (ETM)
7,910	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	10,537,938
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	10,520,909
	Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – NPFG Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	2,046,060
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
4,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	4,363,112
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006B,	No Opt. Call	Aaa	3,383,439
	0.000%, 9/01/21 – NPFG Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	1,887,164
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,976,668
	5.000%, 8/01/28 – NPFG Insured
87,320	Total California			72,147,639
	Colorado – 6.9% (4.7% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	4/18 at 100.00	AA	3,693,900
	2006C-1, Trust 1090, 15.066%, 10/01/41 – AGM Insured (IF) (5)
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	BBB	8,052,000
	NPFG Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General Obligation	12/14 at 100.00	Aa2 (4)	4,887,348
	Bonds, Series 2005A, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	2,292,150
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	Aa2 (4)	1,540,579
	2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – NPFG Insured
355	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	389,801
	FGIC Insured
645	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30	6/15 at 100.00	Aa2 (4)	727,876
	(Pre-refunded 6/01/15) – FGIC Insured
31,860	Total Colorado			21,583,654
	District of Columbia – 1.0% (0.7% of Total Investments)
3,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007, 0.000%, 4/01/40 –	4/21 at 100.00	A–	2,480,909
	AMBAC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	766,512
	Tender Option Bond Trust 1606, 11.440%, 10/01/30 – AMBAC Insured (IF)
3,815	Total District of Columbia			3,247,421
	Florida – 6.9% (4.7% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A–	2,408,504
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	AA	1,580,445
	FGIC Insured
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,408,800
	6.000%, 2/01/30 – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	4,379,680
	5.000%, 10/01/35 – AGM Insured
3,175	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	3,569,621
	7/01/42 (WI/DD, Settling 8/01/12)
1,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	1,621,080
	Series 2012A, 5.000%, 10/01/42
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	A1	4,430,800
	10/01/17 – NPFG Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,190,580
19,900	Total Florida			21,589,510
	Georgia – 2.4% (1.6% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,907,036
1,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA–	1,379,675
	AGM Insured
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,803,506
	2/01/27 – BHAC Insured
1,165	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,297,589
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
6,465	Total Georgia			7,387,806
	Illinois – 17.0% (11.6% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	BBB+	4,033,760
6,330	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	A1	6,719,105
	1/01/15 – NPFG Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series	1/16 at 100.00	A2	1,608,152
	2005A, 5.250%, 1/01/24 – NPFG Insured
2,800	Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 – AMBAC Insured	11/12 at 100.00	AA	2,832,508
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	19,660,879
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
1,320	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	1,531,068
	AGM Insured
3,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	3,399,180
	5.000%, 10/01/51
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	2,679,075
	2/01/35 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	897,700
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/46 – AGM Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,618,823
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
3,500	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	3,767,820
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA–	2,325,411
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
58,665	Total Illinois			53,073,481
	Indiana – 5.7% (3.9% of Total Investments)
700	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	729,218
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
2,720	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,932,296
	NPFG Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,128,771
1,060	5.250%, 11/15/20 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,178,815
1,100	5.250%, 11/15/21 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,223,299
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	6,081,275
	AMBAC Insured
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	3,409,410
	5.500%, 1/01/38 – AGC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AA–	1,081,470
	Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured
19,850	Total Indiana			17,764,554
	Iowa – 1.1% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	N/R	3,425,648
	5.000%, 6/15/17 – AMBAC Insured
	Kansas – 0.3% (0.2% of Total Investments)
515	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aa3	532,314
	5.000%, 9/01/31
470	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aa3 (4)	515,275
	5.000%, 9/01/31 (Pre-refunded 9/01/14) – AGM Insured
985	Total Kansas			1,047,589
	Louisiana – 3.0% (2.1% of Total Investments)
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	781,347
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
885	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	BBB	937,003
	5.250%, 7/01/24 – NPFG Insured
7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 –	5/16 at 100.00	Aa1	7,687,262
	AGM Insured (UB)
8,715	Total Louisiana			9,405,612
	Maryland – 0.4% (0.3% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA–	1,251,072
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
	Massachusetts – 4.7% (3.2% of Total Investments)
2,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	2,829,325
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,408,236
	System, Tender Option Bond Trust 3627, 13.506%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,010,016
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	1,805,765
	AGM Insured (UB) (5)
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	587,110
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
12,460	Total Massachusetts			14,640,452
	Michigan – 0.5% (0.3% of Total Investments)
830	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	876,945
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
615	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	652,675
	AGM Insured
1,445	Total Michigan			1,529,620
	Minnesota – 0.4% (0.3% of Total Investments)
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,237,570
	5.000%, 8/01/18
	Missouri – 0.7% (0.5% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	A–	2,084,700
	NPFG Insured
	Nevada – 2.7% (1.9% of Total Investments)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	2,248,800
	AGM Insured
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	914,535
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
4,715	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	AA–	5,293,955
	Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,615	Total Nevada			8,457,290
	New Jersey – 3.7% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,284,120
1,200	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,284,120
1,200	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	1,278,816
4,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	5,092,280
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,625	4.500%, 6/01/23	6/17 at 100.00	B1	1,551,030
425	4.625%, 6/01/26	6/17 at 100.00	B1	386,971
885	4.750%, 6/01/34	6/17 at 100.00	B2	712,655
10,535	Total New Jersey			11,589,992
	New Mexico – 1.0% (0.7% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%,	5/19 at 100.00	AA–	3,269,809
	5/15/21 – AGM Insured
	New York – 6.5% (4.4% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,079,980
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A,	7/22 at 100.00	AA–	3,693,408
	5.000%, 7/01/42
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	763,159
	2011A, 5.750%, 2/15/47
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,248,649
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	5,583,850
	5.000%, 12/01/25 – FGIC Insured
5,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	5,497,300
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
1,250	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA	1,366,963
18,285	Total New York			20,233,309
	North Carolina – 4.1% (2.8% of Total Investments)
1,775	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,595,157
	43W, 13.691%, 7/01/38 (IF) (5)
3,300	North Carlolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	3,707,220
	Health System, Series 2012A, 5.000%, 6/01/42
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	3,267,121
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 (Pre-refunded 10/01/13) – AGM Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,316,814
	5/01/22 – AMBAC Insured
11,225	Total North Carolina			12,886,312
	Ohio – 4.7% (3.3% of Total Investments)
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s	5/22 at 100.00	A1	347,178
	Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B	21,476
520	5.125%, 6/01/24	6/17 at 100.00	B	436,441
125	5.750%, 6/01/34	6/17 at 100.00	BB	101,778
730	5.875%, 6/01/47	6/17 at 100.00	BB	592,972
4,605	Hamilton County, Ohio, Sales Tax Revenue Bonds, Series 2006A,4.250%, 12/01/32 –	12/16 at 100.00	A+	4,740,894
	AMBAC Insured (UB)
2,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series	No Opt. Call	Aa3	2,555,720
	2007, 5.250%, 12/01/31 – AGM Insured
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
400	5.750%, 12/01/32	12/22 at 100.00	N/R	420,324
260	6.000%, 12/01/42	12/22 at 100.00	N/R	275,166
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA–	5,370,323
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
13,175	Total Ohio			14,862,272
	Oklahoma – 1.8% (1.2% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,877,405
1,610	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	1,776,281
5,110	Total Oklahoma			5,653,686
	Oregon – 4.2% (2.9% of Total Investments)
	Oregon Health and Science University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – NPFG Insured	1/13 at 100.00	A+	5,039,250
7,000	5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A+	7,045,150
1,000	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA–	1,159,970
13,000	Total Oregon			13,244,370
	Pennsylvania – 6.7% (4.6% of Total Investments)
1,545	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	1,706,762
	5.000%, 12/01/23 – NPFG Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue	5/20 at 100.00	AA	6,585,060
	Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA–	4,479,720
	5.000%, 6/01/26 – AGM Insured (UB)
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,929,130
	5.000%, 1/01/40 – AGM Insured
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia,	12/16 at 100.00	AA–	2,798,295
	Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,180,452
	AMBAC Insured
2,065	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue	8/20 at 100.00	AA–	2,326,305
	Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
19,090	Total Pennsylvania			21,005,724
	Puerto Rico – 2.7% (1.9% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	BBB+	2,703,650
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,122,700
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,283,652
	2010C, 5.125%, 8/01/42 – AGM Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	973,050
	8/01/42 – NPFG Insured
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	915,786
	5.500%, 7/01/17 – NPFG Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (4)	1,471,102
	5.500%, 7/01/17 – NPFG Insured (ETM)
11,675	Total Puerto Rico			8,469,940
	Rhode Island – 0.1% (0.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
130	6.125%, 6/01/32	12/12 at 100.00	BBB+	131,299
95	6.250%, 6/01/42	12/12 at 100.00	BBB–	96,424
225	Total Rhode Island			227,723
	South Carolina – 0.9% (0.6% of Total Investments)
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	454,598
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
2,100	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue	4/22 at 100.00	A1	2,365,503
	Bonds, Series 2012A, 5.000%, 4/15/32
2,475	Total South Carolina			2,820,101
	Tennessee – 1.8% (1.3% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	AA	3,323,520
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AA	2,238,614
	AGM Insured
150	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	5/22 at 100.00	A+	162,950
	Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42
5,205	Total Tennessee			5,725,084
	Texas – 7.5% (5.1% of Total Investments)
1,150	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	1,292,071
	AGM Insured
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options	No Opt. Call	AAA	7,972,819
	Bond Trust 3028, 14.049%, 8/15/28 – AGM Insured (IF)
1,730	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s	8/22 at 100.00	AA	1,956,647
	Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,372,113
	12/15/36 – AGM Insured
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	A+	4,818,266
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	A+	5,066,304
18,430	Total Texas			23,478,220
	Utah – 2.1% (1.4% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,467,501
	5.000%, 3/01/33 – AGC Insured
	Vermont – 1.7% (1.2% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA–	5,433,950
	5.000%, 10/01/43 – AGM Insured
	Virginia – 0.1% (0.1% of Total Investments)
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	268,704
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (4)	6,334
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
250	Total Virginia			275,038
	Washington – 12.1% (8.3% of Total Investments)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
9,285	5.000%, 12/01/19 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	9,434,953
12,785	5.000%, 12/01/20 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	12,991,477
2,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	2,239,700
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	2,871,537
2,990	5.250%, 12/01/19 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	3,116,477
1,560	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	1,844,840
	5.000%, 8/01/31
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 (Pre-refunded	12/12 at 100.00	AA (4)	1,285,430
	12/01/12) – FGIC Insured
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 17.750%,	6/17 at 100.00	Aaa	1,943,850
	6/01/31 – AMBAC Insured (IF)
500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding	No Opt. Call	AA	574,050
	Series 2012B, 5.000%, 10/01/30
1,290	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series	No Opt. Call	AA	1,428,083
	2012A, 5.000%, 10/01/42
35,680	Total Washington			37,730,397
	Wisconsin – 0.4% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,100,670
	Series 2011A, 5.250%, 10/15/39
$ 466,035	Total Investments (cost $417,325,311) – 146.1%			456,967,746
	Floating Rate Obligations – (6.1)%			(19,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.9)% (6)			(130,900,000)
	Other Assets Less Liabilities – 1.9%			5,636,650
	Net Assets Applicable to Common Shares – 100%			$ 312,704,396

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$456,967,746	$ —	$456,967,746

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $398,695,908.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$40,288,226
Depreciation	(1,017,506)
Net unrealized appreciation (depreciation) of investments	$39,270,720

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012